Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Practices Regarding Timing of Equity Award Grants

In recent years, we have not compensated our executive officers with options, and we also do not generally compensate our other employees with options and instead have principally relied on grants of RSUs and PSUs pursuant to our 2011 Plan.

It is our practice not to time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Our annual RSU and PSU awards to our named executive officers are generally approved by our compensation committee at its first regularly scheduled meeting of the fiscal year. These annual awards are generally approved with an effective time as of the close of business on the completion of the second full trading day after the release of earnings for the prior fiscal year, and the number of shares subject to the awards are determined based on a fixed dollar amount approved by the compensation committee divided by the closing price as of the effective time of the awards. Our RSU awards to other eligible employees, including for new hires and refresh awards to existing employees, are generally approved by our compensation committee on a similar basis, with the grant of such awards effective as of the close of business on the completion of the second full trading day after the release of earnings for the applicable prior fiscal quarter.

Award Timing Method	It is our practice not to time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Our annual RSU and PSU awards to our named executive officers are generally approved by our compensation committee at its first regularly scheduled meeting of the fiscal year. These annual awards are generally approved with an effective time as of the close of business on the completion of the second full trading day after the release of earnings for the prior fiscal year, and the number of shares subject to the awards are determined based on a fixed dollar amount approved by the compensation committee divided by the closing price as of the effective time of the awards. Our RSU awards to other eligible employees, including for new hires and refresh awards to existing employees, are generally approved by our compensation committee on a similar basis, with the grant of such awards effective as of the close of business on the completion of the second full trading day after the release of earnings for the applicable prior fiscal quarter.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false